SonicSharesTM Airlines, Hotels, Cruise Lines ETF

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Airlines - 46.4%
Air Canada (1)	1,640	$20,393
Air China Ltd. - H Shares	103,496	89,951
Air France-KLM (1)(2)	58,469	68,309
Alaska Air Group, Inc. (1)	2,849	114,103
Allegiant Travel Co. (1)	410	46,367
American Airlines Group, Inc. (1)(2)	27,180	344,642
ANA Holdings, Inc.	10,978	201,977
Cathay Pacific Airways Ltd.	146,016	159,843
China Eastern Airlines Corp. Ltd. - H Shares	117,426	45,043
China Southern Airlines Co. Ltd. - H Shares	96,974	56,106
Copa Holdings SA - Class A (1)(2)	690	43,725
Delta Air Lines, Inc. (1)	13,354	386,865
Deutsche Lufthansa AG	26,912	156,543
easyJet PLC	17,198	76,568
Frontier Group Holdings, Inc. (1)(2)	4,914	46,044
Hanjin Kal Corp.	1,516	72,157
International Consolidated Airlines Group SA	112,472	147,000
Japan Airlines Co. Ltd.	9,909	173,228
JET2 PLC	4,869	53,561
JetBlue Airways Corp. (1)(2)	7,246	60,649
Korean Air Lines Co. Ltd.	7,898	153,288
Qantas Airways Ltd.	42,732	131,349
Ryanair Holdings PLC (1)	6,279	422,263
Singapore Airlines Ltd.	119,067	436,331
SkyWest, Inc. (1)	1,102	23,418
Southwest Airlines Co. (1)	11,964	432,140
Spirit Airlines, Inc. (1)	2,455	58,527
United Airlines Holdings, Inc. (1)	10,372	367,376
Wizz Air Holdings Plc (1)	2,339	49,824
		4,437,590
Entertainment - 1.1%
Marriott Vacations Worldwide Corp. (2)	938	108,996

Leisure Time - 11.7%
Carnival Corp. (1)(2)	37,443	323,882
Fosun Tourism Group	28,104	47,634
Norwegian Cruise Line Holdings Ltd. (1)(2)	32,854	365,336
Royal Caribbean Cruises Ltd. (1)(2)	9,147	319,322
TUI AG (2)	40,107	64,677
		1,120,851
Lodging - 25.8%
Accor SA	5,956	160,835
Choice Hotels International, Inc.	1,261	140,765
Hilton Grand Vacations, Inc. (1)	2,718	97,114
Hilton Worldwide Holdings, Inc.	3,753	418,234
Huazhu Group Ltd.	7,407	282,207
Hyatt Hotels Corp. - Class A (1)	1,158	85,588
InterContinental Hotels Group PLC	7,824	413,330
Marriott International, Inc.	3,062	416,463
Resorttrust, Inc.	2,460	40,199
Shangri-La Asia Ltd.	81,331	65,919
Travel + Leisure Co.	1,932	75,000
Whitbread PLC	4,583	137,921
Wyndham Hotels & Resorts, Inc. (2)	2,084	136,960
		2,470,535
Real Estate Investment Trusts (REITs) - 14.6%
Apple Hospitality REIT, Inc.	5,173	75,888
DiamondRock Hospitality Co. (1)	4,768	39,145
Host Hotels & Resorts, Inc.	22,944	359,762
Japan Hotel REIT Investment Corp.	101	50,405
Park Hotels & Resorts, Inc.	5,279	71,636
Pebblebrook Hotel Trust	2,971	49,230
RLJ Lodging Trust	3,773	41,616
Ryman Hospitality Properties, Inc. (1)	1,247	94,810
Service Properties Trust	3,610	18,880
Sunstone Hotel Investors, Inc. (1)	4,796	47,576
VICI Properties, Inc. (2)	16,997	506,341
Xenia Hotels & Resorts, Inc. (1)	2,583	37,531
		1,392,820
Total Common Stocks
(Cost $12,934,082)		9,530,792

Preferred Stocks - 0.2%
Airlines - 0.2%
Azul SA (1)	7,961	18,816
Total Preferred Stocks
(Cost $38,788)		18,816

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 1.289% (3)	15,328	15,328
Total Short-Term Investments
(Cost $15,328)		15,328

Investments Purchased with Collateral From Securities Lending - 21.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.610% (3)	2,079,076	2,079,076
Total Investments Purchased with Collateral From Securities Lending
(Cost $2,079,076)		2,079,076

Total Investments in Securities -121.7%
(Cost $15,067,274)		11,644,012
Liabilities in Excess of Other Assets - (21.7)%		(2,075,264)
Total Net Assets - 100.00%		$9,568,748

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of June 30, 2022. Total loaned securities had a value of $1,968,585 or 20.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of June 30, 2022.

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The SonicSharesTM Airlines, Hotels, Cruise Lines ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$9,530,792	$–	$–	$9,530,792
Short-Term Investments	–	15,328	–	–	15,328
Preferred Stocks	–	18,816	–	–	18,816
Investments Purchased With Collateral From Securities Lending (2)	2,079,076	–	–	–	2,079,076
Total Investments in Securities	$2,079,076	$9,564,936	$–	$–	$11,644,012

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.